Commitments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2026 $ / bbl	Dec. 31, 2025 USD ($) item bbl	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Commitments [Line Items]
Royalty maximum production benchmark | item		15
Royalty benchmark percentage of total calculation		75.00%
Percentage of discount on royalty rate over gas production		20.00%
Percentage on estimated value at well head		12.00%
Accumulated production of fields benchmark minimum | bbl		5,000,000
Capital commitments			$ 3,320,000
Forecast
Disclosure Of Commitments [Line Items]
Defined threshold price | $ / bbl	50
Llanos 34 and Llanos 123 Blocks [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate		1.00%
Llanos 87 Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate		3.00%
CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate		23.00%
Platanillo Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate		0.00%
REC-T-58 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		$ 138,000
REC-T-67 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		138,000
REC-T-77 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		138,000
POT-T-834 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		138,000
CPO-4-1 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		2,922,000
CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		9,313,000
Coati Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		4,500,000
Mecaya Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		2,000,000
Mecaya, Private Agreement With Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		600,000
PUT-8 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		13,107,000
PUT-9 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		10,550,000
PUT-9, Private Agreement With Other Partner In Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		4,365,000
PUT-14 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		16,122,000
PUT-36 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		$ 1,956,000
Investment commitment term (in years)		3 years
Investment Commitment		$ 11,531,000
Tacacho Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		4,080,000
Tacacho, Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		1,224,000
Terecay Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		4,046,000
Terecay Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		2,856,000
Puesto Silva Oeste
Disclosure Of Commitments [Line Items]
Capital commitments		$ 14,500,000
Previous Owners of Block [Member]
Disclosure Of Commitments [Line Items]
Grossing up percentage over the overriding royalty rate.		20.00%
Accrued Overriding Royalty Payments		$ 18,262,000	$ 26,101,000	$ 27,453,000
Previous Owners of Block [Member] | Llanos 34 Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate		4.00%
Previous Owners of Block [Member] | CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate		2.50%
Minimum
Disclosure Of Commitments [Line Items]
Defined threshold price, marginal rate		30.00%
Minimum | Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate		1.20%
Maximum
Disclosure Of Commitments [Line Items]
Defined threshold price, marginal rate		50.00%
Capital commitments		$ 11,175,000
Maximum | Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate		8.50%